Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Net Sales	$ 4,078,655	[1]	$ 3,777,416	[1]	$ 3,381,841	[1]
Cost of Sales	2,375,936		2,235,153		1,980,974
Gross Profit	1,702,719		1,542,263		1,400,867
Selling, General and Administrative Expenses	1,309,235		1,155,714		1,058,466
Estimated Loss Contingency	65,134
Restructuring Expense	20,072
Interest Expense	79,846		72,045		65,427
Investment (Income), Net	(6,178)		(4,186)		(15,682)
Other Expense (Income), Net	57,719		(9,599)		(2,397)
Income (Loss) Before Income Taxes	176,891	[2]	328,289	[2]	295,053	[2]
Provision for Income Taxes	67,040		94,526		91,885
Net Income (Loss)	109,851		233,763		203,168
Less: Net Income Attributable to Noncontrolling Interests	11,248		17,827		14,110
Net Income (Loss) Attributable to RPM International Inc. Stockholders	$ 98,603		$ 215,936		$ 189,058
Average Number of Shares of Common Stock Outstanding:
Basic	128,956		128,130		127,403
Diluted	129,801		128,717		128,066
Earnings (loss) per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic	$ 0.75		$ 1.65		$ 1.46
Diluted	$ 0.74		$ 1.65		$ 1.45
Cash Dividends Declared per Share of Common Stock	$ 0.890		$ 0.855		$ 0.835

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.